Earnings Per Equity Share - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions				12 Months Ended
	Jun. 18, 2021 ₨ / shares	Apr. 22, 2021	Aug. 02, 2019 ₨ / shares	Mar. 31, 2021 $ / shares ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2021 $ / shares shares	Sep. 20, 2019 ₨ / shares shares	Sep. 19, 2019 ₨ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, issued | shares				5,512,776,482	5,512,776,482	5,483,286,460		5,512,776,482	5,470,763,894
Equity shares, par value				₨ 1.0	₨ 1.0	₨ 1.0			₨ 1.0	₨ 2.0
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval					25.00%
Net income calculated under Indian GAAP | ₨					₨ 311,165.3
Dividends declared | (per share)						2.5	₨ 7.5	$ 0
Dividends declared per equity share | (per share)				₨ 0.09	₨ 6.5	₨ 2.5	₨ 7.5
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividends declared per equity share	₨ 6.5
Special Interim Dividend
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			₨ 2.5
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity shares, par value									₨ 2.0
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance | shares					73,917,840	24,224,032
Indian GAAP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, description of restrictions					As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2021 cannot exceed 35% of net income of Rs. 311,165.3 million as calculated under Indian GAAP
Indian GAAP [Member] | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP					35.00%
Indian GAAP [Member] | Maximum | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP		50.00%